Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 14:- TRANSACTIONS WITH RELATED PARTIES

The Chairman of the Company’s board of directors is a senior partner in the patent firm which represents the Company in intellectual property and commercial matters (the “Service Provider”). The Service Provider charges the Company for services it renders on an hourly basis. The aggregate amount of these expenses was approximately $241, $252 and $163 in 2021, 2020 and 2019, respectively, which were recorded under research and development expenses within Company’s consolidated statements of comprehensive loss.